SCHEDULE OF BREAKDOWN OF THE STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Option Expense	$ 267	$ 538	$ 590	$ 1,292
RSU Expense	17,528	12,998	29,912	21,088
Total	17,795	13,536	30,502	22,380
Cost of Sales – Agent Stock Based Compensation [Member]
Option Expense
RSU Expense	12,260	8,936	20,202	14,150
Total	12,260	8,936	20,202	14,150
Marketing Expenses – Agent Stock Based Compensation [Member]
Option Expense	56	69	125	211
RSU Expense	3,422	2,266	6,468	4,261
Total	3,478	2,335	6,593	4,472
Marketing Expenses – FTE Stock Based Compensation [Member]
Option Expense				1
RSU Expense	43	1	83	4
Total	43	1	83	5
Research and Development – FTE Stock Based Compensation [Member]
Option Expense	2	8	3	15
RSU Expense	298	190	602	318
Total	300	198	605	333
General and Administrative – FTE Stock Based Compensation [Member]
Option Expense	209	461	462	1,065
RSU Expense	1,505	1,605	2,557	2,355
Total	$ 1,714	$ 2,066	$ 3,019	$ 3,420